Interests in entities	12 Months Ended
Dec. 31, 2017
Disclosure of associates [Abstract]
Disclosure of interests in other entities [Text block]
Table of Contents

Note 5Interests in entities

In this section we discuss the nature of the Company’s interests in its consolidated entities and associates, and the effects of those interests on the Company’s financial position and financial performance.

Transactions in Philips Lighting shares

In the course of 2017, Philips completed three separate transactions in Philips Lighting shares which reduced the interest in this company from 71.23% as of December 31, 2016 to 29.01% as of December 31, 2017.

In February and April 2017, the Company sold 48,250,000 shares through two accelerated bookbuild offerings to institutional investors, which resulted in a net cash inflow of EUR 1,060 million. These divestment transactions did not impact the profit and loss account of the Company because subsequent to these transactions Philips Lighting continued to be fully consolidated as it was controlled by Royal Philips. The two offerings had a positive impact on Shareholders’ equity of the Company of EUR 327 million. This amount includes (i) the difference between the proceeds and the carrying value of the shares sold in these transactions (increase of EUR 352 million), (ii) costs related to the accelerated bookbuild offering which were directly recognized in Shareholders’ equity (decrease of EUR 6 million) and (iii) certain reallocations of currency translation adjustments to Non-controlling interests (decrease of EUR 19 million).

On November 28, 2017, the Company sold 17,100,000 shares through an accelerated bookbuild offering to institutional investors. This transaction triggered a loss of control by the Company, resulting in a deconsolidation of Philips Lighting. Upon deconsolidation of Philips Lighting, the Company recognized a gain of EUR 599 million before tax, which was recorded in Discontinued operations. For further details regarding this result, reference is made to Discontinued operations and assets classified as held for sale.

Group companies

Set out below is a list of material subsidiaries as per December 31, 2017 representing greater than 5% of either the consolidated group Sales, Income from operations or Net income (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the group accounts of the Company.

Philips Group
Interests in group companies
in alphabetical order
2017
Legal entity name	Principal country of business
370 West Trimble Road LLC	United States
Metaaldraadlampenfabriek “Volt” B.V.	Netherlands
Philips (China) Investment Company, Ltd.	China
Philips Consumer Lifestyle B.V.	Netherlands
Philips Domestic Appliances and Personal Care Company of Zhuhai SEZ, Ltd.	China
Philips Electronics Hong Kong Limited	Hong Kong
Philips Electronics Nederland B.V.	Netherlands
Philips Electronics UK Limited	United Kingdom
Philips GmbH	Germany
Philips Japan, Ltd.	Japan
Philips Medical Systems Nederland B.V.	Netherlands
Philips Medizin Systeme Hofheim-Wallau GmbH	Germany
Philips North America LLC	United States
Philips Oral Healthcare, LLC	United States
Philips Ultrasound, Inc.	United States
Respironics, Inc.	United States
RI Finance, Inc.	United States
RIC Investments, LLC	United States

Information related to Non-controlling interests

As of December 31, 2017, four consolidated subsidiaries are not wholly owned by Philips (December 31, 2016: five). Until November 28, 2017, a significant subsidiary that was consolidated but not wholly owned was Philips Lighting. Due to the deconsolidation of Philips Lighting, the Non-controlling interest related to this company was derecognized.

The following is unaudited summarized financial information extracted from Philips Lighting’s consolidated statements of income for 2016 and 2017.

Philips Group
Summarized financial information for Philips Lighting (unaudited)
in millions of EUR
	2016	2017
	Philips Lighting	Philips Lighting
Sales to thirds	7,115	6,965
Net income	185	281

Investments in associates

Philips has investments in a number of associates. None of them (except Philips Lighting) are regarded as individually material. The interest in Philips Lighting is treated as an asset classified as held for sale. For further details on the accounting treatment, we refer to Discontinued operations and assets classified as held for sale.

The summarized financial information of Philips Lighting, not adjusted for the percentage of ownership held by Philips, is presented below and is based on the unaudited published financial results for the full year on February 2, 2018.

Summarized income statement of Philips Lighting (unaudited)
in millions of EUR
2017
Sales to thirds	6,965

Income before taxes	441
Net financial income/expense	(43)
Income taxes	(117)
Net income	281

Summarized net asset value of Philips Lighting (unaudited)
in millions of EUR
2017
Current assets	3,372
Non-current assets	3,306
Total assets	6,678
Current liabilities	(2,216)
Non-current liabilities	(2,140)
Net assets value	2,321

Involvement with unconsolidated structured entities

Philips founded three Philips Medical Capital (PMC) entities, in the United States, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the United States is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.

The Company concluded that it does not control, and therefore should not consolidate the PMC entities. In the United States, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment is applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers significant risk and rewards and does not retain any obligations towards PMC or its customers, from the sales contracts.

At December 31, 2017, Philips’ stake in Philips Medical Capital, LLC amounted to EUR 29 million (December 31, 2016: EUR 25 million).